Loss Sharing Agreements and FDIC Loss Share Receivable - Schedule of FDIC Loss Share Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FDIC Indemnification Asset
Balance at beginning of period	$ 39,878	$ 69,627
Reversal of loan loss provision recorded on FDIC covered loans	(1,497)	(1,360)	$ (4,260)
Amortization	(16,024)	(23,500)	(74,617)
Submission of reimbursable losses to the FDIC	(1,945)	(2,444)
Impairment	(20,402)	0
Changes due to a change in cash flow assumptions on OREO and other changes	(10)	(2,445)
Balance at end of period	$ 0	$ 39,878	$ 69,627